SHARE CAPITAL AND SHARE BASED COMPENSATION - Time based RSU's (Details) - Time based restricted stock units - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share options:
Award vesting period (in years)	3 years
Nonvested, Number of Shares
Non vested RSU's starting balance (in shares)	223
Granted during the year (in shares)	667	200
Vested during the year (in shares)	(73)
Forfeited during the year (in shares)	(69)
Non vested RSU's ending balance (in shares)	748	223
Weighted average grant date fair value per share
Non vested RSU's starting balance (in dollars per share)	$ 20.61
Granted during the year (in dollars per share)	7.51
Vested during the year (in dollars per share)	20.61
Forfeited during the year (in dollars per share)	7.87
Non vested RSU's ending balance (in dollars per share)	$ 10.02	$ 20.61
Remaining performance period (in years)	2 years	2 years 4 months 24 days